INCOME TAXES (Details Narrative)				3 Months Ended	12 Months Ended
	Feb. 20, 2025 USD ($) shares	Oct. 29, 2024 USD ($) shares	May 14, 2024 USD ($) $ / shares	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Federal net operating loss carryforwards excluding indefinite life					$ 50,600,000
Operating loss carryforward limitation					Federal Net Operating Loss Carry forwards, of which $1.3 million will begin to expire beginning 2031
Income tax description					$49.3 million will not expire but are limited to use of 80% of current year taxable income.
State net operating loss carry forwards					$ 43,400,000
Change in valuation of allowance					$ 2,636,992	$ 6,108,620
Stock Issued During Period, Value, New Issues				$ (12,105)		$ 3,446,484
Spetner Associates [Member] | Stock Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage			9.90%
CARES Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax description					Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period. Such limitation of the net operating losses may have occurred, but we have not analyzed it at this time as the deferred tax asset is fully reserved.
Stock Exchange Agreement [Member] | Spetner Associates [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage			0.80
Business Combination, Price Per Share | $ / shares			$ 1.00
Prepayments of purchase price		$ 568,856	$ 16,050,000
Payments to Acquire Businesses, Gross			$ 6,500,000
Business acquisition percentage			0.20
Common shares issued for private placement, shares | shares		140,064
Stock Issued During Period, Value, New Issues		$ 329,431
Stock Exchange Agreement [Member] | Spetner Associates [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common shares issued for private placement, shares | shares	157,000
Stock Issued During Period, Value, New Issues	$ 239,425